Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended	4 Months Ended		12 Months Ended			14 Months Ended	16 Months Ended		24 Months Ended		26 Months Ended	28 Months Ended		36 Months Ended		38 Months Ended	40 Months Ended		48 Months Ended		50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	120 Months Ended
	Dec. 15, 2022	Dec. 14, 2022	Apr. 11, 2022	Feb. 09, 2018	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000175516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Emerging Markets Equity Fund (Class R6/RREMX)
Accumulated Value					$ 250,000						$ 281,626					$ 339,732					$ 334,247					$ 277,540		$ 432,121		$ 380,321		$ 363,753		$ 387,428		$ 421,794	$ 549,765
C000134842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Emerging Markets Equity Fund (Class I/REEIX)
Accumulated Value					250,000						281,387					339,958					334,148					277,444		432,185		380,443		363,795		387,580		422,114	549,449
C000134841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Emerging Markets Equity Fund (Class A/REEAX) — including maximum sales load (5.75%)
Accumulated Value					9,424						10,594					12,758					12,515					10,361		16,094		14,135		13,489		14,327		15,569	20,226
C000138515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — including maximum sales load (1.50%)
Accumulated Value					9,851						10,070					10,149					10,498					10,535		11,214		10,895		10,948		11,590		12,276	12,339
C000135576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)
Accumulated Value					10,000						10,233					10,313					10,690					10,737		11,419		11,115		11,181		11,836		12,563	12,640
C000135577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)
Accumulated Value					10,000						10,174					10,318					10,632					10,582		11,205		11,013		11,201		12,173		12,872	13,389
C000138516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)
Accumulated Value					10,000						10,184					10,307					10,621					10,550		11,160		10,957		11,133		12,087		12,781	13,268
C000217814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Global Opportunities Fund (Class A/RGPAX) — including maximum sales load (5.75%)
Accumulated Value					9,423						10,602					13,307					14,136					12,683		20,445		21,030		18,578		21,527		22,292	25,618
C000146417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Global Opportunities Fund (Class I/RGOIX)
Accumulated Value					100,000						112,584					141,528					150,720					135,501		219,158		225,918		200,081		232,542		241,379	278,067
C000175517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Global Opportunities Fund (Class R6/RGORX)
Accumulated Value					250,000						281,464					354,093					377,247					339,493		549,162		566,224		501,949		583,409		606,109	698,293
C000195522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)
Accumulated Value				$ 250,000		$ 254,750						$ 224,227					$ 171,353					$ 300,620					$ 268,040		$ 251,939		$ 279,657		$ 297,700		$ 429,618
C000195521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Emerging Markets Value Equity Fund (Class I/REMVX)
Accumulated Value				250,000		254,750						224,071					170,937					300,186					267,312		250,994		278,040		296,200		427,538
C000195520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Emerging Markets Value Equity Fund (Class A/REVAX) — including maximum sales load (5.75%)
Accumulated Value				9,425		9,603						8,429					6,414					11,235					9,980		9,357		10,337		10,984		15,818
C000235076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC China Equity Fund (Class A/RCEAX) — including maximum sales load (5.75%)
Accumulated Value			$ 9,425							$ 8,886					$ 7,656					$ 9,634					$ 12,032
C000235077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC China Equity Fund (Class I/RBCIX)
Accumulated Value			100,000							94,561					81,615					102,948					128,844
C000235075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC China Equity Fund (Class R6/RBCRX)
Accumulated Value			250,000							236,490					204,227					257,736					322,977
C000240115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Emerging Markets ex‑China Equity Fund (Class R6/RECRX)
Accumulated Value	$ 250,000						$ 260,250							$ 309,923					$ 310,241					$ 438,010
C000240114 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Emerging Markets ex‑China Equity Fund (Class I/RECIX)
Accumulated Value	250,000						260,250							309,876					310,268					438,265
C000240113 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC Emerging Markets ex‑China Equity Fund (Class A/RECAX) — including maximum sales load (5.75%)
Accumulated Value	9,425						9,802							11,648					11,627					16,362
C000240118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC International Equity Fund (Class A/RIEAX) —including maximum sales load (5.75%)
Accumulated Value		$ 9,425						$ 9,840					$ 11,450					$ 11,555					$ 13,112
C000240117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC International Equity Fund (Class I/RIEIX)
Accumulated Value		100,000						104,500					121,868					123,314					140,248
C000240116 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC International Equity Fund (Class R6/RIERX)
Accumulated Value		250,000						261,250					305,069					308,853					351,428
C000240119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC International Small Cap Equity Fund (Class R6/RISRX)
Accumulated Value		250,000						256,500					279,130					301,333					378,555
C000240121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC International Small Cap Equity Fund (Class I/RISIX)
Accumulated Value		100,000						102,600					111,598					120,416					151,086
C000240120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									RBC International Small Cap Equity Fund (Class A/RISSX) — including maximum sales load (5.75%)
Accumulated Value		9,425						9,661					10,483					11,284					14,125
MSCI Emerging Markets Net Total Return USD C000134842 Index [Member]
Account Value [Line Items]
Accumulated Value					250,000						293,037					366,092					338,965					279,016		441,928		391,702		349,783		378,293		408,902	529,744
MSCI Emerging Markets Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets Net Total Return USD Index
Accumulated Value	10,000			10,000	10,000	10,273	10,370				11,721	9,512		11,215		14,644	7,830		12,123		13,559	12,401		15,705		11,161	10,992	17,677	9,816	15,668	10,616	13,991	11,475	15,132	14,866	16,356	21,190
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index(Regulatory Benchmark)
Accumulated Value					10,000						10,044					10,165					10,620					11,569		11,651		11,168		10,633		10,814		11,342	11,835
ICE BofA 1 3 Year US Corporate and Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA 1‑3 Year US Corporate & Government Index
Accumulated Value					10,000						10,070					10,097					10,407					10,870		11,054		10,728		10,753		11,136		11,764	12,230
ICE BofA US 1 Year Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA US 1‑Year Treasury Bill Index(Strategy Benchmark)
Accumulated Value					10,000						10,063					10,140					10,382					10,774		10,801		10,729		10,916		11,400		11,979	12,429
MSCI ACWI Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Net Total Return USD Index
Accumulated Value					10,000						11,504					13,212					13,556					12,030		18,598		19,952		18,468		22,756		24,383	29,262
MSCI ACWI Net Total Return USD C000175517 Index [Member]
Account Value [Line Items]
Accumulated Value					250,000						287,604					330,303					338,894					300,751		464,961		498,804		461,704		568,894		609,570	731,546
MSCI ACWI Net Total Return USD C000146417 Index [Member]
Account Value [Line Items]
Accumulated Value					$ 100,000						$ 115,042					$ 132,121					$ 135,558					$ 120,300		$ 185,984		$ 199,522		$ 184,682		$ 227,557		$ 243,828	$ 292,619
MSCI Emerging Markets Net Total Return USD C000195521 Index [Member]
Account Value [Line Items]
Accumulated Value				$ 250,000		$ 256,832						$ 237,801					$ 195,744					$ 310,035					$ 274,799		$ 245,390		$ 265,392		$ 286,878		$ 371,658
MSCI China Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI China Net Total Return USD Index(Regulatory Benchmark)
Accumulated Value			10,000							9,956					8,258					11,598					12,045
MSCI China All Shares Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI China All Shares Net Total Return USD Index(Strategy Benchmark)
Accumulated Value			10,000							9,753					8,131					10,445					11,527
MSCI China Net Total Return USD C000235075 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000							248,898					206,457					289,955					301,118
MSCI China All Shares Net Total Return USD C000235075 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000							243,822					203,270					261,131					288,173
MSCI China Net Total Return USD C000235077 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000							99,559					82,583					115,982					120,447
MSCI China All Shares Net Total Return USD C000235077 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 100,000							$ 97,529					$ 81,308					$ 104,452					$ 115,269
MSCI Emerging Markets ex China Total Return Net C000240114 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000						257,060							309,786					303,151					428,338
MSCI Emerging Markets Net Total Return USD C000240114 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000						259,253							280,384					303,071					392,637
MSCI Emerging Markets ex China Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets ex‑China Total Return Net Index (Strategy Benchmark)
Accumulated Value	$ 10,000						$ 10,282							$ 12,391					$ 12,126					$ 17,134
MSCI EAFE Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Total Return Net Index
Accumulated Value		10,000						10,476					12,081					12,670					15,365
MSCI EAFE Total Return Net C000240117 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000						104,762					120,807					126,705					153,654
MSCI EAFE Total Return Net C000240116 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000						261,905					302,018					316,762					384,134
MSCI ACWI ex USA Net Total Return USD C000240121 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000						103,861					117,631					124,790					155,881
MSCI ACWI ex USA Net Total Return USD C000240119 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000						259,653					294,078					311,975					389,703
MSCI ACWI ex USA Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA Net Total Return USD Index(Regulatory Benchmark)
Accumulated Value		10,000						10,386					11,763					12,479					15,588
MSCI ACWI ex USA Small Cap Total Return Net C000240121 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000						102,413					115,522					117,686					150,425
MSCI ACWI ex USA Small Cap Total Return Net C000240119 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000						256,033					288,805					294,215					376,063
MSCI ACWI ex USA Small Cap Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA Small Cap Total Return Net Index(Strategy Benchmark)
Accumulated Value		$ 10,000						$ 10,241					$ 11,552					$ 11,769					$ 15,043